Borrowing - Schedule of Borrowing in Respective Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Short-term secured bank borrowing	¥ 2,365,535	$ 324,077	¥ 0
Long-term secured bank borrowings, current portion	1,938,385		215,615
Long-term secured bank borrowings, non-current portion	0		1,938,385
Total	¥ 4,303,920		¥ 2,154,000